Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Energy Portfolio
March 31, 2025
VNR-NPRT1-0525
1.814635.120
Common Stocks - 98.5%
	Shares	Value ($)
CANADA - 10.6%
Energy - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
Canadian Natural Resources Ltd	656,260	20,193,317
Cenovus Energy Inc	1,453,200	20,196,658
Imperial Oil Ltd (a)	83,700	6,046,082
Suncor Energy Inc	98,120	3,799,205

TOTAL CANADA		50,235,262
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA (b)	35,300	666,065
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	188,200	1,039,324
UNITED KINGDOM - 3.1%
Energy - 3.1%
Energy Equipment & Services - 3.1%
Subsea 7 SA	22,400	356,843
TechnipFMC PLC	445,226	14,109,212

TOTAL UNITED KINGDOM		14,466,055
UNITED STATES - 84.5%
Energy - 81.6%
Energy Equipment & Services - 9.6%
Baker Hughes Co Class A	251,600	11,057,820
National Energy Services Reunited Corp (b)	1,007,555	7,415,605
Schlumberger NV	497,549	20,797,548
Valaris Ltd (a)(b)	163,900	6,434,714
		45,705,687
Oil, Gas & Consumable Fuels - 72.0%
Antero Resources Corp (b)	227,460	9,198,482
Cheniere Energy Inc	99,390	22,998,846
Chevron Corp	172,669	28,885,798
Chord Energy Corp	19,115	2,154,643
ConocoPhillips	133,409	14,010,613
Diamondback Energy Inc	88,100	14,085,428
Energy Transfer LP	1,238,930	23,031,709
EOG Resources Inc	16,602	2,129,040
Exxon Mobil Corp	993,225	118,124,250
Hess Corp	95,900	15,318,107
Marathon Petroleum Corp	127,676	18,601,116
Northern Oil & Gas Inc	31,350	947,711
Occidental Petroleum Corp	309,070	15,255,695
Ovintiv Inc	235,660	10,086,248
Permian Resources Corp Class A	260,100	3,602,385
Phillips 66	47,532	5,869,251
Range Resources Corp	190,260	7,597,082
SM Energy Co	41,170	1,233,042
Targa Resources Corp	58,800	11,787,636
Valero Energy Corp	117,820	15,560,487
		340,477,569
Industrials - 0.5%
Machinery - 0.5%
Chart Industries Inc (b)	17,800	2,569,608
Utilities - 2.4%
Independent Power and Renewable Electricity Producers - 2.4%
Vistra Corp	96,429	11,324,622
TOTAL UNITED STATES		400,077,486
TOTAL COMMON STOCKS (Cost $269,228,482)		466,484,192

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	1,066,775	1,066,988
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	9,927,253	9,928,246
TOTAL MONEY MARKET FUNDS (Cost $10,995,234)			10,995,234

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $280,223,716)	477,479,426
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(3,776,662)
NET ASSETS - 100.0%	473,702,764

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,125,259	18,486,479	18,544,750	15,857	-	-	1,066,988	1,066,775	0.0%
Fidelity Securities Lending Cash Central Fund	4,665,551	52,410,279	47,147,584	6,215	-	-	9,928,246	9,927,253	0.0%
Total	5,790,810	70,896,758	65,692,334	22,072	-	-	10,995,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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